Share-Based Payments (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands, $ in Thousands													1 Months Ended	12 Months Ended
	Sep. 02, 2024	May 04, 2023	Jun. 23, 2022	Jul. 23, 2021	May 17, 2021	Feb. 02, 2021	Sep. 14, 2020	Aug. 15, 2020	Sep. 16, 2019	May 15, 2019	Aug. 15, 2018	Jul. 06, 2018	Jul. 31, 2019	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥) $ / shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 CNY (¥) $ / shares shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥) $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($) $ / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($) $ / shares
Share-Based Payments [Line Items]
Exercise price (in Dollars per share)																						$ 0.01		$ 0.01		$ 0.01
Options exercisable														2,607,571		2,607,571	3,263,648	3,263,648			2,607,571	2,607,571	3,263,648
Weighted average share price exercised (in Dollars per share)																$ 0.01		$ 0.01
Share grant expense																	¥ 3,750		¥ 10,645
Additional ordinary shares. (in Shares) | shares																	2,607,571	2,607,571					2,607,571
Share premium														¥ 6,545,129		$ 6,545,129	¥ 5,951,154	$ 5,951,154			$ 896,679
RSU granted shares			1,634,426																1,634,426
RSUs granted fair value | ¥																	27,063	$ 27,063	¥ 19,650	¥ 19,650
Minimum [Member]
Share-Based Payments [Line Items]
Percentage of vesting percentage								15.00%
Maximum [Member]
Share-Based Payments [Line Items]
Percentage of vesting percentage								25.00%
Pre-IPO Share Options [Member]
Share-Based Payments [Line Items]
Exercised shares														12,307,533		12,307,533					12,307,533	12,307,533
Exercise price (in Dollars per share)																						$ 0.01
Granted options shares									542,955	3,314,532	11,438,960
Special Options [Member]
Share-Based Payments [Line Items]
Exercised shares														1,758,219		1,758,219					1,758,219	1,758,219
Granted options shares									20,000		926,797
Weighted average share price exercised (in Dollars per share)																$ 34.03		$ 22.98		¥ 16.73
2018 Granted Options [Member]
Share-Based Payments [Line Items]
Granted options shares											10,512,163
2019 Granted Options [Member]
Share-Based Payments [Line Items]
Granted options shares										3,267,573
Supplemental Options [Member]
Share-Based Payments [Line Items]
Granted options shares										46,959
Relevant Options [Member] | Minimum [Member]
Share-Based Payments [Line Items]
Percentage of vesting percentage													25.00%
Relevant Options [Member] | Maximum [Member]
Share-Based Payments [Line Items]
Percentage of vesting percentage													35.00%
Second 2019 Granted Options [Member]
Share-Based Payments [Line Items]
Granted options shares									522,955
Share Option Scheme [Member]
Share-Based Payments [Line Items]
Share premium | $																							$ 5,776
Capital reserve | ¥																	42,162	$ 42,162
2018 RSU Scheme [Member]
Share-Based Payments [Line Items]
Share grant expense | ¥																	3,169		2,316
Date of adoption.												10 years
RSU granted shares							2,590,592							5,274,657	5,274,657
Share-based payment vesting period							3 years
RSUs exercised weighted average price (in Dollars per share)																$ 0.01		$ 0.01		0.01
2021 RSU Scheme [Member]
Share-Based Payments [Line Items]
Share grant expense														¥ 856	$ 117		1,589		3,645
Share premium | $																						$ 1,894
Capital reserve														1,712		$ 1,712					$ 234
Date of adoption.						10 years
RSU granted shares					440,490	3,133,526
RSUs exercised weighted average price (in Dollars per share)																$ 20.8		19.96		¥ 17.04
2021 RSU Scheme [Member] | Non-Executive Director [Member]
Share-Based Payments [Line Items]
RSU granted shares				26,892	10,641
2021 RSU Scheme [Member] | Chief Commercial Officer [Member]
Share-Based Payments [Line Items]
RSU granted shares					55,157
2022 RSU Scheme [Member]
Share-Based Payments [Line Items]
Share grant expense														¥ 20,068	$ 2,749		¥ 22,995		5,499
Share premium | $																										$ 38,114
Capital reserve																			¥ 34,788	¥ 34,788					$ 4,766
Date of adoption.			10 years
RSU granted shares	777,006	1,379,094	1,634,426											5,272,695	5,272,695
RSUs exercised weighted average price (in Dollars per share)																$ 19.24		$ 18.15		¥ 18.15
RSUs granted fair value														¥ 24,078		$ 24,078					$ 3,299
2022 RSU Scheme [Member] | Dr. Zhai Yifan [Member]
Share-Based Payments [Line Items]
RSU granted shares			100,000
Restricted share units [member]
Share-Based Payments [Line Items]
RSU granted shares			100,000
2022 Further Grant [Member]
Share-Based Payments [Line Items]
RSU granted shares	777,006	1,379,094
First Anniversary [Member] | Special Options [Member]
Share-Based Payments [Line Items]
Percentage of vesting percentage									25.00%		25.00%
First Anniversary [Member] | 2018 Granted Options [Member]
Share-Based Payments [Line Items]
Percentage of vesting percentage											25.00%
First Anniversary [Member] | 2019 Granted Options [Member]
Share-Based Payments [Line Items]
Percentage of vesting percentage										25.00%
First Anniversary [Member] | Supplemental Options [Member]
Share-Based Payments [Line Items]
Percentage of vesting percentage										25.00%
First Anniversary [Member] | Second 2019 Granted Options [Member]
Share-Based Payments [Line Items]
Percentage of vesting percentage									25.00%
Second Anniversary [Member] | Special Options [Member]
Share-Based Payments [Line Items]
Percentage of vesting percentage									25.00%		25.00%
Second Anniversary [Member] | 2018 Granted Options [Member]
Share-Based Payments [Line Items]
Percentage of vesting percentage											25.00%
Second Anniversary [Member] | 2019 Granted Options [Member]
Share-Based Payments [Line Items]
Percentage of vesting percentage										25.00%
Second Anniversary [Member] | Supplemental Options [Member]
Share-Based Payments [Line Items]
Percentage of vesting percentage										25.00%
Second Anniversary [Member] | Second 2019 Granted Options [Member]
Share-Based Payments [Line Items]
Percentage of vesting percentage									25.00%
Third Anniversary [Member] | Special Options [Member]
Share-Based Payments [Line Items]
Percentage of vesting percentage									25.00%		25.00%
Third Anniversary [Member] | 2018 Granted Options [Member]
Share-Based Payments [Line Items]
Percentage of vesting percentage											25.00%
Third Anniversary [Member] | 2019 Granted Options [Member]
Share-Based Payments [Line Items]
Percentage of vesting percentage										25.00%
Third Anniversary [Member] | Supplemental Options [Member]
Share-Based Payments [Line Items]
Percentage of vesting percentage										25.00%
Third Anniversary [Member] | Second 2019 Granted Options [Member]
Share-Based Payments [Line Items]
Percentage of vesting percentage									25.00%
Fourth Anniversary [Member]
Share-Based Payments [Line Items]
Percentage of vesting percentage											25.00%
Fourth Anniversary [Member] | Special Options [Member]
Share-Based Payments [Line Items]
Percentage of vesting percentage									25.00%
Fourth Anniversary [Member] | 2018 Granted Options [Member]
Share-Based Payments [Line Items]
Percentage of vesting percentage											25.00%
Fourth Anniversary [Member] | 2019 Granted Options [Member]
Share-Based Payments [Line Items]
Percentage of vesting percentage										25.00%
Fourth Anniversary [Member] | Supplemental Options [Member]
Share-Based Payments [Line Items]
Percentage of vesting percentage										25.00%
Fourth Anniversary [Member] | Second 2019 Granted Options [Member]
Share-Based Payments [Line Items]
Percentage of vesting percentage									25.00%